Basis of Presentation: Fair Value of Financial Instruments (other than Derivative Financial Instruments) (Policies) (Audited)	12 Months Ended
Sep. 30, 2012
Audited
Policies
Fair Value of Financial Instruments (other than Derivative Financial Instruments)

Fair Value of Financial Instruments (other than Derivative Financial Instruments)

The carrying amounts reported in the balance sheets for cash and cash equivalents and prepaid expenses approximate fair value because of the immediate or short-term maturity of these financial instruments. For the notes payable, the carrying amount reported is based upon the incremental borrowing rates otherwise available to the Company for similar borrowings.